Equity (Narrative) (Details) $ / shares in Units, $ in Millions	1 Months Ended						3 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2015 USD ($) shares	Mar. 31, 2015 USD ($) shares	Aug. 31, 2014 USD ($)	Jul. 31, 2014 USD ($)	Mar. 21, 2014 USD ($)	Apr. 30, 2013 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares	Sep. 30, 2015	Feb. 18, 2015 USD ($)	Dec. 31, 2012 shares	Oct. 05, 2012 shares
Stock Issued During Period, Shares, New Issues | shares										924,000	0	0
Stock Repurchase Program, Authorized Amount | $										$ 2,000		$ 1,000
Partners' Capital Account, Units, Unit-based Compensation | shares										33,600,000	42,300,000	0
Stock Repurchase Program, Remaining Authorized Repurchase Amount | $										$ 936
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted | shares										3,000,000
Common Units Issued Inconnection With The Equity Distribution Agreement | shares										21,100,000
Minimum beneficial percentage ownership, other than the Partnership's General Partner and its affiliates, no voting rights, not considered outstanding										20.00%
Limited Partners' Capital Account, Units Outstanding | shares							1,077,533,798	1,077,533,798		1,044,767,336	1,077,533,798	1,119,800,000			1,119,800,000
Limited Partner interest in the Partnership, percentage										99.53%
Gain from subsidiary issuances of common units | $										$ (526)	$ 744	$ (384)
Distribution Reinvestment Plan, Purchase Discount										0.01			0.05
Proceeds From Issuance Of Common Limited Partners Units Under Equity Distribution Agreement | $										$ 1,070
Equity Distribution Agreements, Value of Units Available to be Issued | $										$ 328
Class E Unit Distribution Rate										11.10%
Class E Unit Maximum Distribution | $ / shares										$ 1.41
Class F Unit Distribution Rate										35.00%
Class F Unit Maximum Distribution | $ / shares										$ 3.75
Line of Credit Facility, Current Borrowing Capacity | $														$ 1,500
ETP [Member]
Stock Issued During Period, Shares, Dividend Reinvestment Plan | shares										12,800,000
Stock Issued During Period, Value, Dividend Reinvestment Plan | $										$ 360	155	$ 109
Common Units Remaining Available to be Issued Under Distribution Reinvestment Plan | shares										11,500,000
Partners' Capital Account, Units, Sold in Public Offering | shares						13,800,000
Proceeds from Issuance of Common Limited Partners Units | $						$ 657
Sunoco Logistics [Member]
Stock Issued During Period, Shares, New Issues | shares	2,000,000
Common Units Issued Inconnection With The Equity Distribution Agreement | shares										26,800,000
Proceeds from Issuance of Common Stock | $	$ 82	$ 547									362
Fees and Commissions | $										$ 10
Equity Distribution Agreement, maximum aggregate value of common units sold | $										2,250	$ 1,250
Proceeds From Issuance Of Common Limited Partners Units Under Equity Distribution Agreement | $										890
Partners' Capital Account, Units, Sale of Units | shares		13,500,000									7,700,000
Sunoco LP [Member]
Proceeds from Issuance of Common Stock | $										$ 213
Partners' Capital Account, Units, Sale of Units | shares							9,100,000			5,500,000
Partners' Capital Account, Sale of Units | $							$ 405
Class D Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted | shares										3,080,000
Limited Partners' Capital Account, Units Outstanding | shares							3,080,000	3,080,000		2,156,000	3,080,000
Class F Units [Member] | Sunoco [Member]
Partners' Capital Account, Units | shares										40,000,000
Class H Units [Member]
Partners' Capital Account, Units | shares		50,200,000
Allocation of Profits, Losses and Other by Sunoco, Percent										50.05%
Holdco Transaction [Member] | Class G Units [Member]
Partners' Capital Account, Units | shares																90,700,000
PVR Acquisition [Member] | Regency [Member]
Business Combination, Consideration Transferred | $					$ 5,700
Eagle Rock Midstream Acquisition [Member] | Regency [Member]
Stock Issued During Period, Shares, Acquisitions | shares								8,200,000
Proceeds from Issuance of Common Stock | $								$ 400
Business Combination, Consideration Transferred | $				$ 1,300
Susser Merger [Member]
Business Combination, Consideration Transferred | $			$ 875
Bakken Pipeline Transaction [Member]
Class I Distributions | $									$ 30	$ 55
Partners' Capital Account, Units, Redeemed | shares		30,800,000
Business Combination, Consideration Transferred | $		$ 879
Bakken Pipeline Transaction [Member] | Parent Company [Member]
Percent of total equity ownership of a subsidiary		45.00%
Bakken Pipeline Transaction [Member] | Class H Units [Member]
Allocation of Profits, Losses and Other by Sunoco, Percent		90.05%
Partners' Capital Account, Units, Redeemed | shares		30,800,000
Bakken Pipeline Transaction [Member] | Class I Units [Member]
Partners' Capital Account, Units | shares		100
Additional Units [Member] | Class D Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted | shares										80,000
March 2015 [Member]
Vesting Schedule, Percent of Class D Units Vesting										30.00%
March 2018 [Member]
Vesting Schedule, Percent of Class D Units Vesting										35.00%
March 2020 [Member]
Vesting Schedule, Percent of Class D Units Vesting										35.00%
Equity Distribution Agreement [Member]
Fees and Commissions | $										$ 11
Class E Units [Member] | ETP [Member]
Limited Partners' Capital Account, Units Outstanding | shares										8,900,000
Sunoco Logistics' $2.5 billion revolving credit facility due March 2020 [Member] | Sunoco Logistics [Member]
Line of Credit Facility, Current Borrowing Capacity | $										$ 2,500
Sunoco LP $1.5 Billion Revolving Credit Facility Due September 2019 [Member] | Sunoco LP [Member]
Line of Credit Facility, Current Borrowing Capacity | $							$ 1,250	$ 1,250		$ 1,500	$ 1,250